RELATED PARTY BALANCE AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 16. RELATED PARTY BALANCE AND TRANSACTIONS

a. Balances

Amount due to related parties:

	June 30,	December 31,
	2019	2018
	(unaudited)
Henan Jufeel Technology Investment Co., Ltd. (i) (a)	$6,216,547	$1,593,931
Mr. Zhang (b)	157,354	157,617
General manager of Wuxi Jufeel (holds 20% ownership interest of Wuxi Jufeel (b))	9,050	366
Amount due to related parties	$6,382,951	$1,751,914

(a) The balance due to Henan Jufeel Technology Investment Co., Ltd. mainly consisted of an advance received by Hainan Zhongchen for aloe products purchase net of its payments made on behalf of Kaifeng Jufeel and Jufeel Wyoming.

(b) These balances were mainly advance to the Company for operating capital.

(i) This Company is under common control of Mr. Zhang.

b. Transactions

	Six months ended June 30,
	2019	2018
	(unaudited)	(unaudited)
Related parties advance to the Company for operation (1)	$71,783	$590,126
Lease from related parties (2)	$193,292	$192,156
Borrowings from a related party (3)	$4,424,255	$-
Payment on behalf of a related party in daily operation (4)	-	$1,122,239
Sales to related parties (5)	-	$17,735

1. Related parties advance to the Company for operation

During six months ended June 30, 2019 and 2018, the related parties advance to the Company for operation in the amount of $71,783 and $393,397, respectively.

2. Lease from related parties

Starting from 2015, the Company leased two floors of an office building from Mr. Zhang and Mrs. Guo Li. The contract periods were from September 2015 with annual rental of approximately $280,419 and renewed in September 2018. The lease agreement is expected to be renewed annually.

Starting from the year ended December 31, 2015, the Company leased four vehicles from Mr. Zhang. The contract term was from January 1, 2015 to December 31, 2016 with the annual rental of approximately $106,166 and renewed in January 2019. The lease agreement is expected to be renewed when expire.

Expense recorded under these leases during the six months ended June 30, 2019 and 2018 were $193,292 and $192,156 respectively.

3. Borrowings from a related party

During six months ended June 30, 2019 and 2018, the Company borrowed from a related party in the amount of $4,424,255 and $nil, respectively.

4. Payment on behalf of a related party in daily operation

During the six months ended June 30, 2019 and 2018, Ivan King paid on behalf of a related party for daily operating expenses the amount of $nil and $1,122,239, respectively..

5. Sales to related parties

During the six months ended June 30, 2019 and 2018, the Company product sales to Henan Jufeel Technology Investment Co., Ltd and other related parties totaled $nil and $17,735, respectively.

6. Guarantee provided to a related party

As of June 30, 2019, one floor of the office in Changzhou Jufeel with the carrying value of $1,404,840 was pledged against the credit facility borrowed by the general manager of Changzhou Jufeel from Jiangnan Rural Commercial Bank. The credit facility was guaranteed by Changzhou Jufeel (see note 12).

a. Balances

Amount due to related parties:

	December 31,	December 31,
	2018	2017

Henan Jufeel Technology Investment Co., Ltd. (i) (a)	$1,593,931	$514,145
Mr. Zhang (b)	157,617	104,337
Sales director of Kaifeng Jufeel (b)	-	29,891
General manager of Wuxi Jufeel (holds 20% ownership interest of Wuxi Jufeel (b))	366	56,242
Director of Hainan Zhongchen (b)	-	826
Amount due to related parties	$1,751,914	$705,441

(a) The balance due to Henan Jufeel Technology Investment Co., Ltd. mainly consisted of an advance received by Hainan Zhongchen for aloe products purchase net of its payments made on behalf of Kaifeng Jufeel and Jufeel Wyoming.

(b) These balances were mainly advance to the Company for operating capital.

(i) This Company is under common control of Mr. Zhang.

b. Transactions

	Years ended December 31,
	2018	2017

Related parties paid back the collected sales proceeds (1)	$-	$3,728,337
Related parties advance to the Company for operation (2)	$997,536	$-
Payment on behalf of Kaifeng Jufeel for construction vendors (3)	$151,116	$-
Collection from a related party for the payment on behalf (4)	$1,080,466	$-
Payment on behalf of a related party in operation (5)	$1,382,698	$-
Loans repaid from related parties (6)	$-	$8,704,916
Sales to related parties (7)	$63,985	$285,874
Lease from related parties (8)	$380,976	$349,141

__________

1. Related parties paid back the collected sales proceeds

During years ended December 31, 2018 and 2017, the related parties paid back the collected sales proceeds on behalf of Kaifeng Jufeel in the amount of $nil and $3,728,337, respectively.

2. Related parties advance to the Company for operation

During years ended December 31, 2018 and 2017, the related parties advance to the Company for operation in the amount of $997,536 and $nil, respectively.

3. Payment on behalf of Kaifeng Jufeel for construction vendors

During years ended December 31, 2018 and 2017, a related party paid on behalf of Kaifeng Jufeel for the construction vendors in the amount of $151,116 and $nil, respectively.

4. Collection from a related party for the payment on behalf

During years ended December 31, 2018 and 2017, Ivan King collected from Henan Jufeel Technology Investment Co., Ltd. for the payment on behalf in the amount of $1,080,466 and $nil, respectively

5. Payment on behalf of a related party in operation

During years ended December 31, 2018 and 2017, Kaifeng Jufeel and Ivan King paid on behalf of Henan Jufeel Technology Investment Co., Ltd. for operating expenses the amount of $1,382,698 and $nil, respectively. Ivan King has collected from the related party during the year ended December 31, 2018.

6. Loans repaid from related parties

During years ended December 31, 2018 and 2017, Jufeel Technology and Trading Co., Ltd. and Mr. Zhang have paid back to the Company amount $nil and $8,704,916, respectively. All the loans were no interest bearing and due on demand.

7. Sales to related parties

During years ended December 31, 2018 and 2017, the Companys product sales to Henan Jufeel Technology Investment Co., Ltd and other related parties totaled $63,985 and $285,874 respectively.

8. Lease from related parties

Starting from 2015, the Company leased two floors of an office building from Mr. Zhang and Mrs. Guo Li. The contract periods were from September 2015 with annual rental of approximately $272,189 and renewed in September 2018. The lease agreement is expected to be renewed annually.

Starting from the year ended December 31, 2015, the Company leased four vehicles from Mr. Zhang. The contract term was from January 1, 2015 to December 31, 2016 with the annual rental of approximately $108,787 and renewed in January 2018. The lease agreement is expected to be renewed when expire.

Expense recorded under these leases during years ended December 31, 2018 and 2017 were $380,976 and $349,141 respectively.

9. Equity interests contributed by shareholder

On September 23, 2016, certain employees, service providers and cooperation partners were given equity interests of Kaifeng Jufeel by Mr. Zhang, the controlling shareholder of Kaifeng Jufeel directly (see Note 17)

10. Guarantee provided to a related party

As of December 31, 2018, one floor of the office in Changzhou Jufeel with the carrying value of $1,404,840 was pledged against the credit facility borrowed by the general manager of Changzhou Jufeel from Jiangnan Rural Commercial Bank. The credit facility was guaranteed by Changzhou Jufeel (see note 15).